Taxes on Income - Changes in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 48,228	$ 51,595	$ 26,068
Additions (reductions) during the year	(2,534)	(3,367)	25,527
Balance at end of year	$ 45,694	$ 48,228	$ 51,595